Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	COSMOS HEALTH INC.
Entity Central Index Key	0001474167
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	5 AGIOU GEORGIOU
Entity Address Address Line 2	PILEA
Entity Address City Or Town	THESSALONIKI
Entity Address Postal Zip Code	55438
City Area Code	312
Amendment Description	This Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-283910) is filed solely to amend and update Exhibits 23.1 and 23.2 thereto. Accordingly, this Amendment No. 4 consists only of the facing page, this explanatory note, Item 16(a) of Part II of the Registration Statement, the signature page to the Registration Statement and Exhibits 23.1 and 23.2. The remainder of the Registration Statement is unchanged and has therefore been omitted.
Local Phone Number	536-3102